PATENT RIGHTS - Summary of Patent Rights (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	$ 1,778
Additions	188
Balance at September 30, 2021	1,966
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	2,130
Additions	268
Balance at September 30, 2021	2,398
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	(352)
Additions	(80)
Balance at September 30, 2021	$ (432)